INITIAL PUBLIC OFFERING - Additional Information (Detail) - $ / shares	1 Months Ended	12 Months Ended
	Jun. 23, 2017	Mar. 31, 2019	Mar. 31, 2018
Sale of stock, number of shares issued in transaction | shares	$ 11.50
Class of warrant or right, exercise price of warrants or rights	11.50
Sale of stock, price per share		1,187,532	14,375,000
IPO [Member]
Sale of stock, number of shares issued in transaction | shares	14,375,000
Class of warrant or right, exercise price of warrants or rights	$ 10.00
Sale of stock, price per share	14,375,000
Over-Allotment Option [Member]
Class of warrant or right, exercise price of warrants or rights	$ 1,875,000
Sale of stock, price per share	10.00